Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events
NOTE 9 — SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the unaudited condensed financial statements were issued. Based upon this review, other than described below, the Company did not identify any subsequent events, other than described below, that would have required adjustment or disclosure in the unaudited condensed financial statements.

On
July 4, 2023, the Company entered into an engagement letter with Cohen & Company Capital Markets (“Cohen”), pursuant to which Cohen will act as capital markets advisor to the Company in connection with the initial Business Combination. The Company agreed to pay Cohen a fee of (i) $500,000 in cash payable upon the closing of the initial Business Combination, plus (ii) $1,000,000 in either cash or
post-Business Combination equity, payable
180 days after
the closing of the initial Business Combination plus (iii) $1,000,000 payable in either cash or post-Business Combination equity, payable 270 calendar days following the initial Business
Combination.
On
July 5, 2023, the Company entered into an engagement letter with Kroll Associates, Inc. (“Kroll”), pursuant to which Kroll will provide due diligence services in connection with the initial Business Combination. The fees in connection with the services rendered are expensed as incurred. The Company agreed to pay Kroll a retainer of $10,000, which was paid upon execution of the engagement letter.
On July 6, 2023, the Company issued a press release announcing the entry into a non-binding
letter of intent to acquire a generative AI software company subject to completion by the Company of remaining due diligence to its satisfaction, the negotiation of definitive documentation satisfactory to all parties, and final Board, applicable Board committee and shareholder approval.
On July 6, 2023, the Company and Sponsor, entered into
non-redemption
agreements (the
“Non-Redemption
Agreements”) with unaffiliated third parties (the “Investors”). Pursuant to the
Non-Redemption
Agreements, the Investors agreed not to redeem an aggregate of 3.5 million Class A ordinary shares of the Company (the
“Non-Redeemed
Shares”) in connection with the Extraordinary General Meeting held. In exchange for the foregoing commitments not to redeem such shares, the Sponsor has agreed to transfer to the Investors an aggregate of 875,000 Class B ordinary shares of the Company held by the Sponsor immediately following consummation of an initial business combination if the Investors continue to hold such
Non-Redeemed
Shares through the Extraordinary General Meeting.
On July 14, 2023, the Company held an extraordinary general meeting of the Company’s shareholders (the “
Extraordinary
General
Meeting”). At the Extraordinary General Meeting, the Company’s shareholders approved amendments (the “Articles Amendment”) to the Articles to (i) extend the date by which the Company must consummate its initial business combination from July 18, 2023 to April 18, 2024, or such later date as may be approved by shareholder vote (the “Extension”), and (ii) eliminate the limitation that the Company shall not redeem its Class A ordinary shares included as part of the units sold in the Company’s initial public offering (such shares, including any shares issued in exchange thereof, the “public shares”) that was consummated on January 18, 2022 (the “IPO”) to the extent that such redemption would cause the Company’s net tangible assets to be less than $5,000,001 (the “Redemption Limitation”).
In connection with the extraordinary general meeting called by the Company, shareholders holding an aggregate of 15,105,199 of the Company’s Class A ordinary shares exercised their right to redeem their shares prior to the redemption deadline on July 12, 2023. Following the withdrawals from the trust account in connection with such redemptions, approximately $84.2 million will remain in the trust account (based on the redemption amount of $10.66 per share).

On August 28, 2023, the Company entered into an engagement letter with Dentons UK and Middle East LLP (“Dentons”), pursuant to which Dentons will provide legal advising on any filings requirements as a result of the transaction in Spain or the United Kingdom. The fees in connection with the services rendered are expensed as incurred and are due upon the completion of the initial business combination. As of this filing, the Company has incurred $27,763. The Company does expect to incur any additional costs from this agreement.

On August 31, 2023, the Company receive $300,000 in connection with the May 23, 2023 amended and restated promissory notes. As of this filing the cumulative amount advanced totaled $2,373,952.
On September 6, 2023, the Company entered into a Business Combination Agreement (the “Business Combination Agreement”) with Tigre Merger Sub, Inc., a wholly owned subsidiary of the Company (“Merger Sub”) and Zapata Computing, Inc., a Delaware corporation (“Zapata”). The Business Combination Agreement provides, among other things, that on the terms and subject to the conditions set forth therein, a business combination between the Company and Zapata will be effected through the merger of Merger Sub with and into Zapata (the “Merger”), with Zapata surviving the Merger as a wholly owned subsidiary of the Company. The Company will later change its name to “Zapata Computing Holdings Inc.” (the “Surviving Corporation”).
At the effective time of the Merger, (i) each share of Zapata’s common and preferred stock, will be converted into the right to receive a number of newly issued shares equal to the applicable exchange ratio, each as defined in the Business Combination Agreement and (ii) each option to purchase shares of Zapata’s common stock, will automatically be converted into an option to purchase, a number of shares of Surviving Company common stock.
The proposed Merger is expected to be completed during the first quarter of 2024, subject to, among other things, the approval by both the Company’s and Zapata’s shareholders, and other customary closing conditions as further described in the Business Combination Agreement. There is no assurance that the Merger will be consummated. Please see the
Form 8-K
filed on September 6, 2023 for more information.
On September 25, 2023, the Company received a letter from RBC Capital Markets, LLC waiving their rights to their portion of the deferred underwriting fee subject to the closing of the announced proposed business combination with Zapata Computing.
On January 24, 2023, the Company entered into a letter agreement with Kroll, LLC (“Duff & Phelps”), pursuant to which Duff & Phelps will serve as an independent financial advisor to the Board of the Company and will provide a fairness opinion regarding the initial Business Combination. The Company paid a $50,000 non-refundable retainer fee in January 2023 to Duff & Phelps in connection with this arrangement. The Company has agreed to pay Duff & Phelps an additional (i) $150,000 fee payable upon Duff & Phelps informing the Company that it is prepared to deliver a fairness opinion in connection with the initial Business Combination and (ii) $400,000 fee payable upon closing of the initial Business Combination. The opinion was delivered in September 2023 as such, the Company paid $173,918 on September 28, 2023 and has paid a total of $224,918 as of this filing in connection with the engagement letter. As of this filing, the Company incurred fees totaling $624,918.

NOTE 9 — SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events, other than described below, that would have required adjustment or disclosure in the financial statements.
On December 22, 2022, the Company entered into an engagement letter with KPMG LLP (“KPMG”), pursuant to which KPMG will assist the Company in performing due diligence in connection with the initial Business Combination. The Company paid a $275,000 fee in January 2023 to KPMG in connection with this arrangement.
On January 24, 2023, the Company
entered into a letter agreement with Kroll, LLC (“Duff & Phelps”), pursuant to which Duff & Phelps will serve as an independent financial advisor to the Board of the Company and will provide a fairness opinion regarding the initial Business Combination. The Company paid a $50,000 non-refundable
retainer fee in January 2023 to Duff & Phelps in connection with this arrangement.

On
January 24, 2023, the Company entered into an engagement letter with Cassels Brock & Blackwell LLP (“Cassels”), pursuant to which Cassels will represent the Company as Canadian counsel in connection with the initial Business Combination.
On January 25, 2023, the Company issued an unsecured convertible promissory note (the “Note”) in the amount of up to $375,000 to the Sponsor. The proceeds of the Note, which may be drawn down from time to time until the Company consummates the initial Business Combination, will be used for general working capital purposes. On January 2
6
, 2023, the Company drew down $175,000 under the Note
.
On February 3, 2023, the Company entered into an engagement letter with Macfarlanes LLP (“Macfarlanes”), pursuant to which Macfarlanes will represent the Company as English law counsel in connection with the initial Business
Combination.